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COLUMBIA THERMOSTAT FUND PROSPECTUS, MARCH 1, 2003
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CLASS A, B AND D SHARES

Advised by Liberty Wanger Asset Management, L.P.


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TABLE OF CONTENTS

THE FUND                                                                      2
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Investment Goal ..................................................            2
Principal Investment Strategies ..................................            2
Principal Investment Risks .......................................            8
Your Expenses ....................................................           11

YOUR ACCOUNT                                                                 14
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How to Buy Shares ................................................           14
Sales Charges ....................................................           15
How to Exchange Shares ...........................................           18
How to Sell Shares ...............................................           19
Fund Policy on Trading of Fund Shares ............................           20
Distribution and Service Fees ....................................           20
Other Information About Your Account .............................           21

MANAGING THE FUND                                                            24
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Investment Advisor ...............................................           24
Portfolio Managers ...............................................           24

OTHER INVESTMENT STRATEGIES AND RISKS                                        25
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Derivative Strategies ............................................           25
Asset-Backed Securities ..........................................           25
Mortgage-Backed Securities .......................................           25
Temporary Defensive Strategies ...................................           26

APPENDIX A                                                                   27
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Although these securities have been registered with the Securities and
Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

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THE FUND
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INVESTMENT GOAL
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Columbia Thermostat Fund seeks to provide long-term total return.

PRINCIPAL INVESTMENT STRATEGIES
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Columbia Thermostat Fund ("Thermostat" or the "Fund") pursues its investment goal by investing in other mutual funds. As a "fund of funds," under normal circumstances, Thermostat allocates at least 95% of its net assets ("Stock/ Bond Assets") among a selected group of stock and bond mutual funds ("Portfolio Funds") according to the current level of the Standard & Poor's 500 Stock Index ("S&P 500") in relation to predetermined ranges set by the Fund's investment adviser. When the S&P 500 goes up, the Fund sells a portion of its stock funds and invests more in the bond funds; and when the S&P 500 goes down, the Fund increases its investment in the stock funds. Under normal circumstances, Thermostat may invest up to 5% of its net assets plus any cash received that day in cash, high quality short-term paper and government securities.

Asset allocation funds generally move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for Thermostat will be made according to a single predetermined rule. The temperature in your house is run by a single rule; your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because Thermostat invests according to a pre-set program, there is no need for subjective day-to-day management. Although a successful market timer might do better than Thermostat, Thermostat is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. Thermostat takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. Thermostat operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Fund's adviser and its board of trustees. As described below, the supervisory committee of Thermostat's investment adviser will have authority to review the structure and allocation ranges of the stock-bond allocation table and to make any changes considered appropriate.

The Portfolio Funds are chosen by Thermostat's adviser to provide participation in the major sectors of the domestic stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully-invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. Thermostat may be a good investment choice for you if, for example, you believe that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

Thermostat invests the Stock/Bond Assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below:

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STOCK/BOND ALLOCATION TABLE
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                                HOW THERMOSTAT WILL INVEST THE STOCK/BOND ASSETS
          LEVEL OF THE          ------------------------------------------------
             S&P 500            STOCK PERCENTAGE                BOND PERCENTAGE

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over 1600                               0%                           100%
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1551-1600                               5                             95
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1501-1550                              10                             90
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1451-1500                              15                             85
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1401-1450                              20                             80
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1351-1400                              25                             75
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1301-1350                              30                             70
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1251-1300                              35                             65
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1201-1250                              40                             60
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1151-1200                              45                             55
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1101-1150                              50                             50
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1051-1100                              55                             45
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1001-1050                              60                             40
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951-1000                               65                             35
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901-950                                70                             30
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851-900                                75                             25
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801-850                                80                             20
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751-800                                85                             15
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701-750                                90                             10
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651-700                                95                              5
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under 650                             100                              0

When the S&P 500 moves into a new band on the table, the Fund will promptly rebalance the stock-bond mix to reflect the new S&P price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock-bond mix, if the S&P 500 remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. We will invest cash flows from sales (or redemptions) of Fund shares to bring the stock-bond mix back toward the allocation percentages for that S&P 500 band. For example, if the S&P is in the 901-950 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, new cash would be invested in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds).

As an illustrative example, suppose the following market events occurred:

                                                  HOW THERMOSTAT WILL INVEST
  DATE            LEVEL OF THE S&P 500              THE STOCK/BOND ASSETS
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Nov. 1      We begin when the market is 1140     50% stocks, 50% bonds
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Dec. 1      The S&P 500 goes to 1151             rebalance 45% stocks, 55% bonds
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Dec. 6      The S&P 500 drops back to 1145       no reversal for 31 days
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Jan. 2      The S&P 500 is at 1142               rebalance 50% stocks, 50% bonds
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Jan. 20     The S&P 500 drops to 1099            rebalance 55% stocks, 45% bonds

            The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.

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Jan. 30     The S&P 500 goes up to 1105          no reversal for 31 days
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Feb. 20     The S&P 500 is at 1110               rebalance 50% stocks, 50% bonds

The following table shows the five stock Portfolio Funds and three bond Portfolio Funds that Thermostat currently uses in its fund-of-funds structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. The allocation percentage within each category is achieved by rebalancing the investments within the category whenever the S&P 500 moves into a new band on the allocation table, subject to the 31-day Rule described above. Thermostat does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500 into a new band (or due to a change by the adviser's supervisory committee in the stock-bond allocation table, in the Portfolio Funds or in the relative allocation among Portfolio Funds). Until a subsequent rebalancing, Thermostat's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among such Portfolio Funds in a manner that will reduce any deviation of the relative values of Thermostat's holdings of such funds from the allocation percentages shown below.

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ALLOCATION OF STOCK/BOND ASSETS WITHIN ASSET CLASSES
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           STOCK FUNDS                  TYPE OF FUND                ALLOCATION

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Liberty Acorn Fund                  Small cap stock                         20%
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Liberty Acorn Twenty                Mid cap stock                           15
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Liberty Growth Stock Fund           Large cap growth                        25
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Liberty Growth & Income Fund        Growth and income                       25
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Liberty Select Value Fund           Mid cap stock                           15
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Total                                                                      100%

           BOND FUNDS                   TYPE OF FUND                ALLOCATION

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Liberty Federal Securities Fund     U.S. government securities              30%
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Liberty Intermediate Bond Fund      Intermediate-term bonds                 50
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Columbia High-Yield Fund            High-yield bonds                        20
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Total                                                                      100%

As described below, the supervisory committee of Thermostat's investment adviser will have authority to review the Portfolio Funds and the relative allocation percentages among the stock funds and among the bond funds and to make any changes considered appropriate.

Thermostat is advised by Liberty Wanger Asset Management, L.P. ("Liberty WAM" or the "Adviser"). Each of the Portfolio Funds is managed by Liberty WAM or an affiliate of Liberty WAM. The Fund will not pay any sales load on its purchases of shares of the Portfolio Funds.

Liberty WAM has a supervisory committee that meets on an annual basis, or on an "emergency" basis if necessary, to review the structure, allocation percentages and Portfolio Funds of Thermostat and to make any changes considered appropriate. The committee typically addresses the following questions:

    Should the stock-bond allocation table be revised? (perhaps because the stock market has made a long-term move outside of the 650-1600 S&P 500 bands)

    Should there be a change in the Portfolio Funds in which Thermostat invests, or should there be a change in the percentage allocations among the stock funds or the bond funds? (perhaps because of a change of portfolio managers, change of investment style or reorganization of a Portfolio Fund)

Any changes by the supervisory committee are expected to be infrequent.

The S&P 500 is a broad market-weighted average of U.S. blue-chip company stock performance.

The investment objectives and strategies of the current Portfolio Funds are described below:

LIBERTY ACORN FUND, CLASS Z ("ACORN FUND")
Acorn Fund seeks to provide long-term growth of capital.

Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Acorn Fund typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give a company a competitive advantage.

o A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY ACORN TWENTY, CLASS Z ("ACORN TWENTY")
Acorn Twenty seeks long-term growth of capital.

Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations under $15 billion at the time of purchase, offering the potential to provide above-average growth over time. The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Acorn Twenty typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give a company a competitive advantage.

o A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Although Acorn Twenty does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY GROWTH STOCK FUND, CLASS Z ("GROWTH STOCK FUND")
Growth Stock Fund seeks long-term growth.

Growth Stock Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization stocks. These are stocks of companies that have market capitalizations similar in size to those companies in the Russell 1000 Growth Index. As of December 31, 2002, that index included companies with capitalizations between approximately $193 million and $276 billion.

The Fund's investments are diversified among industries and market sectors including, but not limited to, technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the Fund's investment advisor considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY GROWTH & INCOME FUND, CLASS Z ("GROWTH & INCOME FUND")
Growth & Income Fund seeks long-term growth and income.

Under normal market conditions, Growth & Income Fund invests at least 65% of its total assets in common stock of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of the Fund's total assets may be invested in common stock of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Also, up to 10% of the Fund's total assets may be invested in a combination of (i) convertible bonds, (ii) corporate bonds that are rated investment grade and (iii) U.S. Government securities. When purchasing securities for the Fund, the Fund's adviser generally chooses securities of companies it believes are undervalued.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY SELECT VALUE FUND, CLASS Z ("SELECT FUND")
Select Fund seeks long-term growth.

The Fund invests, under normal market conditions, primarily in middle capitalization stocks. These are stocks of mid-size companies that have market capitalizations similar in size to those companies in the Russell Midcap(TM) Value Index. As of September 30, 2002, that index included companies with capitalizations between approximately $224 million and $11 billion.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY FEDERAL SECURITIES FUND, CLASS Z ("FEDERAL SECURITIES FUND") Federal Securities Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Under normal market conditions, Federal Securities Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by private entities. These securities must be rated investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings, Inc. ("Fitch"). The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the investment adviser's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the adviser considers a security's expected income together with its potential to rise or fall in price.

Federal Securities Fund generally maintains a duration of greater than three years and less than 10 years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The Fund's adviser may vary the Fund's duration depending on its forecast of interest rates and market conditions (for example, when interest rates are expected to increase, the adviser may shorten the duration, and vice versa).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY INTERMEDIATE BOND FUND, CLASS Z ("INTERMEDIATE BOND FUND") Intermediate Bond Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

Under normal circumstances, the Intermediate Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

o Debt securities issued by the U.S. government; these include U.S. treasury securities and agency securities. Agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

o Debt securities of corporations, and

o Mortgage-backed and asset-backed securities issued by private
  (non-governmental) entities.

Intermediate Bond Fund will invest at least 60% of its net assets in higher-quality debt securities that are at the time of purchase:

o Rated at least A by S&P;

o Rated at least A by Moody's;

o Given a comparable rating by another nationally recognized rating agency; or

o Unrated securities that the Fund's adviser believes to be of comparable quality.

Intermediate Bond Fund may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

o Rated below BBB by S&P;

o Rated below Baa by Moody's;

o Given a comparable rating by another nationally recognized rating agency; or

o Unrated securities that the Fund's adviser believes to be of comparable quality.

Normally, the Fund expects to maintain a dollar-weighted average effective maturity of three to ten years. The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

The manager of the Fund has wide flexibility to vary the allocation among different types of debt securities based on his judgment of which types of securities will outperform the others.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

COLUMBIA HIGH-YIELD FUND ("HIGH-YIELD FUND")
High-Yield Fund seeks a high level of income, with capital appreciation as a secondary goal.

High-Yield Fund pursues its objective by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds. Normally, the Fund will invest at least 80% of its assets in bonds rated Ba or B by Moody's or BB or B by S&P. No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
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The principal risks of investing in the Fund are described below. The value of an investment in the Fund is based primarily on the performance of the Portfolio Funds and the allocation of the Fund's assets among them. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk. Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. The Fund does not have the ability to affect how the portfolio managers of the Portfolio Funds manage those funds.

Market risk. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Equity risk. Since the Fund may invest in equity Portfolio Funds, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies. Smaller companies, including small and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities. Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that a Portfolio Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Emerging markets. Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk. Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

Interest rate risk. Since the Fund may invest in bond Portfolio Funds, it is subject to interest rate risk. This is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk. Credit risk means that the issuing company may not be able to pay interest and principal when due. The lower-rated bonds held by the bond Portfolio Funds are subject to greater credit risk than higher-rated, lower yielding bonds. High yield bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of high yield bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy.

Structure risk and prepayment risk. Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Issuer risk. Because a Portfolio Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities. Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Value stocks. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks. Because some of the Portfolio Funds invest in growth stocks, the Fund is subject to the risk that growth stocks may be out of favor with investors for an extended period of time.

Market trends. The Fund is also subject to the risk that the investment adviser's decisions regarding asset classes and Portfolio Funds will not anticipate market trends successfully. For example, weighting Portfolio Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Portfolio Funds that invest in bonds during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Portfolio Funds.

Management has no control over the portfolio managers or investment decisions of the Portfolio Funds. However, decisions made by the Portfolio Funds' managers will have a significant effect on a Fund's performance.

Affiliated fund risk. In managing Thermostat, the supervisory committee of Liberty WAM will have authority to change the Portfolio Funds in which Thermostat invests or to change the percentage allocations among the stock funds or the bond funds. Since different Portfolio Funds pay different rates of management fees to Liberty WAM or its affiliates, Liberty WAM may have a conflict of interest selecting the Portfolio Funds or in determining the relative percentage allocations among Portfolio Funds.

Portfolio turnover. The Fund may buy and sell shares of the Portfolio Funds frequently. This may result in more realized income and greater income taxes, and could increase the transaction costs of the underlying funds.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because the Fund is a new Fund and has not completed a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus. Average annual total returns for each Portfolio Fund as of December 21, 2001, are included in Appendix A.

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  -----------------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions

  o Assumes Class B shares convert to Class A shares after eight years
  -----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------------------------------------------

                                                                           CLASS A              CLASS B              CLASS D
----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (%) (as a percentage of the
offering price)                                                             5.75                 None                 1.00
----------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%) (as a
percentage of the lesser of purchase price or redemption price)             1.00(2)              5.00                 1.00
----------------------------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                                None(3)              None(3)              None(3)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

----------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------------------------

                                                                           CLASS A              CLASS B              CLASS D
Management fees(4) (%)                                                      0.10                 0.10                 0.10
----------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   0.25*                1.00                 1.00
----------------------------------------------------------------------------------------------------------------------------
Other expenses(5) (%)                                                       0.41                 0.41                 0.41
----------------------------------------------------------------------------------------------------------------------------
Total direct annual fund operating expenses(6) (%)                          0.76                 1.51                 1.51
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
COMBINED ANNUAL FUND OPERATING EXPENSES(7)
----------------------------------------------------------------------------------------------------------------------------

                                                                           CLASS A              CLASS B              CLASS D
Management fees(4) (%)                                                      0.72                 0.72                 0.72
----------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   0.25*                1.00                 1.00
----------------------------------------------------------------------------------------------------------------------------
Other expenses(5) (%)                                                       0.75                 0.75                 0.75
----------------------------------------------------------------------------------------------------------------------------
Total combined annual fund operating expenses(6) (%)                        1.72                 2.47                 2.47
----------------------------------------------------------------------------------------------------------------------------

  * The Fund may pay distribution and service fees of up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services, and up to 0.25% for shareholder liason services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

(4) In addition to the management fee, the Fund pays the Adviser an administrative fee of 0.05%, which is included in "Other expenses."

(5) "Other expenses" are based on estimated amounts for the first year of operations.

(6) The Fund's Adviser has agreed to bear a portion of the Fund's expenses so that "Total direct annual fund operating expenses" (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the
    Fund's investment in other investment companies) do not exceed 0.60% annually. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2005. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund's Total direct annual fund operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) will not exceed 0.60% annually. This arrangement may be modified or terminated at an earlier date by the Adviser.

(7) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds that would have been made as of September 10, 2002 if the Fund had commenced operations on that date, based on the respective expense ratios of the
    Portfolio Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Portfolio Fund in effect as of the end of its last fiscal year. Based on this allocation, the fund's estimated indirect annual expenses would have been 0.96% (representing management fees of 0.62% and other expenses of 0.34%). Such expense ratios ranged from 0.82% to 1.35%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund's assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund's net assets among the underlying Liberty and Columbia Funds as of September 10, 2002 based on the S&P 500 Index level on that date would have been as follows: Liberty Acorn Fund, 14%; Liberty Acorn Twenty Fund, 11%; Liberty Growth Stock Fund, 17%; Liberty Growth
    & Income Fund, 17%; Liberty Select Value Fund, 11%; Liberty Federal Securities Fund, 9%; Liberty Intermediate Bond Fund,
    15%; and Columbia High Yield Fund, 6%.

----------------------------------------------------------------------------------------------------------------------------
EXAMPLE EXPENSES(8) (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
----------------------------------------------------------------------------------------------------------------------------

CLASS                                                                       1 YEAR                       3 YEARS

Class A:                                                                     $740                        $1,086
----------------------------------------------------------------------------------------------------------------------------
Class B: did not sell your shares                                            $250                        $  770
         sold all your shares at the end of the period                       $750                        $1,070
----------------------------------------------------------------------------------------------------------------------------
Class D: did not sell your shares                                            $250                        $  770
         sold all your shares at the end of the period                       $350                        $  770

(8) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests.

-------------------------------------------------------------------------------
YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO BUY SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

  -----------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment ................................................. $1,000

  Subsequent Investments .............................................    $50

  Automatic Investment Plan* ........................................     $50

  Retirement Plans* ..................................................    $25

  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
  -----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------

By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By check                     For existing accounts fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------

By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------

By electronic funds          You may purchase shares of the Fund by electronically transferring money from your bank account to transfer (existing account)  your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------

Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your other dividends in the Fund, call
                             1-800-338-2550.

SALES CHARGES
-------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the Statement of Additional Information.

  -----------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B AND
  D. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.
  -----------------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

-------------------------------------------------------------------------------
CLASS A SALES CHARGES
-------------------------------------------------------------------------------

AMOUNT OF PURCHASE                                                 % OF OFFERING
                                                                       PRICE
                                    AS A % OF                       RETAINED BY
                                    THE PUBLIC       AS A %          FINANCIAL
                                     OFFERING        OF YOUR          ADVISOR
                                      PRICE        INVESTMENT          FIRM

Less than $50,000                      5.75           6.10             5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000          4.50           4.71             3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000         3.50           3.63             2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000         2.50           2.56             2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000       2.00           2.04             1.75
--------------------------------------------------------------------------------
$1,000,000 or more                     0.00           0.00             0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

-------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
-------------------------------------------------------------------------------

AMOUNT PURCHASED                                                  COMMISSION %

First $3 million                                                      1.00
-------------------------------------------------------------------------------
$3 million to less than $5 million                                    0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million                                   0.50
-------------------------------------------------------------------------------
$25 million or more                                                   0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

  -----------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

  Certain investments in Class A, B and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
  -----------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children (as listed on your account application) reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts on the following page.

PURCHASES OF LESS THAN $250,000:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    5.00
-------------------------------------------------------------------------------
Through second year                                                   4.00
-------------------------------------------------------------------------------
Through third year                                                    3.00
-------------------------------------------------------------------------------
Through fourth year                                                   3.00
-------------------------------------------------------------------------------
Through fifth year                                                    2.00
-------------------------------------------------------------------------------
Through sixth year                                                    1.00
-------------------------------------------------------------------------------
Longer than six years                                                 None

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                                   % DEDUCTED WHEN
                                                                SHARES ARE SOLD

Through first year                                                    3.00
-------------------------------------------------------------------------------
Through second year                                                   2.00
-------------------------------------------------------------------------------
Through third year                                                    1.00
-------------------------------------------------------------------------------

Longer than three years                                               0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    3.00
-------------------------------------------------------------------------------
Through second year                                                   2.00
-------------------------------------------------------------------------------
Through third year                                                    1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS D SHARES Your purchases of Class D shares are at Class D's net asset value. Class D shares have a front-end sales charge of 1.00%, and carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class D shares.

-------------------------------------------------------------------------------
CLASS D SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through one year                                                      1.00
-------------------------------------------------------------------------------
Longer than one year                                                  0.00

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. You may only exchange your Class D shares of the Fund once in any three-month period. For this purpose, an exchange into another fund and a prior or subsequent exchange out of another fund constitute an "exchange." Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may recognize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the Adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-338-2550 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------

By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class of another Liberty fund at no additional cost. To exchange by telephone, call
                             1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------

By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------

By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550. Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class D shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day which will be that day's closing net asset value per share of the respective Portfolio Funds.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or D shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------

Dividends                  Represents interest and dividends earned from
                           securities held by the Fund, net of expenses incurred
                           by the Fund.
-------------------------------------------------------------------------------

Capital gains              Represents net long-term capital gains on sales of
                           securities held for more than 12 months and net short-term capital gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-338-2550.

  -----------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
  -----------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income tax or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Income other than net capital gains received by the Fund from the Portfolio Funds (including dividends and distributions of short-term capital gains) will be distributed by the Fund (after deductions for expenses) and will be taxable to you as ordinary income. Because the Fund is an asset allocation fund and may realize taxable net short-term capital gains by selling shares of a Portfolio Fund in its portfolio with unrealized portfolio appreciation, investing in the Fund rather than directly in the Portfolio Fund may result in increased tax liability to you since the Fund must distribute its gains in accordance with the Internal Revenue Code of 1986.

Distributions of net capital gains received by the Fund from its Portfolio Funds, plus net long-term capital gains realized by the Fund from the purchase and sale of Portfolio Fund shares or other securities held by the Fund for more than one year, will be distributed by the Fund and will be taxable to you as long-term capital gains (even if you have held Fund shares for one year or less). If a shareholder who has received a capital gains distribution suffers a loss on the sale of his or her shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received. Long-term capital gains, including distributions of net capital gains, are currently subject to a maximum federal tax rate of 20% and a special rate of 18% for capital assets that have been held for more than five years and whose holding periods began after December 31, 2000. This rate is less than the maximum rate imposed on other types of taxable income. Capital gains also may be advantageous since, unlike ordinary income, they may be offset by capital losses.

For purposes of determining the character of income received by the Fund when a Portfolio Fund distributes net capital gains to the Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the Portfolio Fund for one year or less. Any loss incurred by the Fund on the sale of that Portfolio Fund's shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the net capital gain distribution.

High portfolio turnover may cause the Fund to realize short term capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

-------------------------------------------------------------------------------
MANAGING THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. ("Liberty WAM"), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is Thermostat's investment advisor and is responsible for the Fund's management, subject to oversight by the Fund's board of trustees. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty Wanger Asset Management, L.P. on September 29, 2000. Liberty WAM is owned by Columbia Management Group, Inc., which is owned by Fleet National Bank, which is owned by FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund will be at the annual rate of 0.10% of the Fund's average daily net assets. Liberty WAM will also receive an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

The Portfolio Funds are managed by Liberty WAM and its affiliates, Colonial Management Associates, Inc. ("Colonial"), Columbia Management Company ("Columbia") and Stein Roe & Farnham Incorporated ("Stein Roe"). The mutual fund and institutional investment advisory business of Liberty WAM, Colonial, Columbia and Stein Roe are part of a larger business unit known as Columbia Asset Management ("CAM") that includes several separate legal entities that are managed by a single management team. They also share personnel, facilities and systems that may be used in providing administrative or operational services to Thermostat. They and the other entities that make up CAM are indirect, wholly owned subsidiaries of FleetBoston Financial Corporation.

PORTFOLIO MANAGERS
-------------------------------------------------------------------------------
Liberty WAM uses a supervisory committee to review on an infrequent basis the structure and allocation ranges of Thermostat and to make any changes considered appropriate. The members of the committee are Ralph Wanger, Charles
P. McQuaid and Harvey B. Hirschhorn.

RALPH WANGER
Ralph Wanger has been the president and chief investment officer of Liberty WAM and Wanger Asset Management, L.P. ("WAM") since 1992, and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM and president of WAM Acquisition GP, Inc. since September 29, 2000. He was a principal of WAM and president of Wanger Asset Management Ltd. from July 1992 until September 29, 2000. Mr. Wanger is the president of Wanger Advisors Trust and serves as a director of Wanger Investment Company plc. He is a Chartered Financial Analyst
(CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

CHARLES P. MCQUAID
Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of research at Liberty WAM and WAM since July 1992, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978, and has co-managed Liberty Acorn Fund since 1995. Mr. McQuaid is also a senior vice president of Wanger Advisors Trust. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

HARVEY B. HIRSCHHORN
Harvey Hirschhorn, a vice president of Liberty WAM, joined Stein Roe in 1973. Mr. Hirschhorn is executive vice president and chief economist and investment strategist of Stein Roe. He holds an A.B. degree from Rutgers University and a M.B.A. degree from the University of Chicago, and is a CFA.

-------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Thermostat's principal investment strategies and their associated risks are described above. This section provides more detail about the investment strategies of the Portfolio Funds, and describes other investments the Portfolio Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Portfolio Funds may invest in various types of securities and engage in various investment techniques that are not their principal focus and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in Thermostat's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by Thermostat's shareholders is not required to modify or change Thermostat's investment goal or any of its investment strategies.

DERIVATIVE STRATEGIES
-------------------------------------------------------------------------------
The Portfolio Funds may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of underlying security, index or currency. The Portfolio Funds may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Portfolio Fund.

ASSET-BACKED SECURITIES
-------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and therefore, cause a Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES
-------------------------------------------------------------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

TEMPORARY DEFENSIVE STRATEGIES
-------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

-------------------------------------------------------------------------------
APPENDIX A
-------------------------------------------------------------------------------

The following after tax returns of the Portfolio Funds are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Portfolio Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  -----------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  AVERAGE ANNUAL TOTAL RETURNS are a measure of a Portfolio Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Portfolio Fund expenses.

  The Portfolio Fund's returns are compared to an index selected by the Portfolio Funds' advisor. All third party trademarks are the property of their owners. Unlike each Portfolio Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed. It is not possible to invest directly in an index.
  -----------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS
Liberty Acorn Fund, Class Z(1) (%)                                   6/10/70
  Return Before Taxes                                                                  6.14             15.60            16.61
  Return After Taxes on Distributions                                                  5.64             12.97            14.17
  Return After Taxes on Distributions and Sale of Fund Shares                          4.13             12.41            13.47
-------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index (%)                                              n/a             2.49              7.52            11.51

 (1) The Fund's Class Z share total annual fund operating expenses at December 31, 2001 were 0.82%; Class Z and total net assets of the Fund were (in millions) $4,220 and $4,961, respectively.

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           3 YEARS         THE FUND
Liberty Acorn Twenty, Class Z(2) (%)                                11/23/98
  Return Before Taxes                                                                  8.00             15.97            17.95
  Return After Taxes on Distributions                                                  7.96             15.04            17.04
  Return After Taxes on Distributions and Sale of Fund Shares                          4.91             12.81            14.51
-------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                                               n/a            -0.62             10.24            13.66

 (2) The Fund's Class Z share total annual fund operating expenses at December 31, 2001 (exclusive of any voluntary fee waiver)
     were 1.38%; Class Z and total net assets of the Fund were (in millions) $70 and $99, respectively.

                                                                    INCEPTION                                           LIFE OF
                                                                     DATE(3)          1 YEAR           5 YEARS         THE FUND
Liberty Growth & Income Fund, Class Z(4) (%)                         2/7/01
  Return Before Taxes                                                                  -0.17            15.98            15.87
  Return After Taxes on Distributions                                                  -2.59            13.15            13.33
  Return After Taxes on Distributions and Sale of Fund Shares                           0.69            12.63            12.69
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                      n/a            -11.88            10.70            13.73(5)

 (3) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on July 1, 1992, and Class Z shares were initially offered on February 7, 2001.

 (4) The Fund's Class Z share total annual fund operating expenses at June 30, 2002 (exclusive of any voluntary fee waiver) were
     1.11%; Class Z and total net assets of the Fund were (in millions) $5 and $1,993, respectively.

 (5) Performance information is from June 30, 1992.

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS
Liberty Growth Stock Fund, Class Z(6) (%)                            7/1/58
  Return Before Taxes                                                                 -23.94             8.77            10.34
  Return After Taxes on Distributions                                                 -23.94             7.49             8.36
  Return After Taxes on Distributions and Sale of Fund Shares                         -14.58             7.44             8.14
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                      n/a            -11.88            10.70            12.93

 (6) The Fund's Class Z share total annual fund operating expenses at September 30, 2001 (exclusive of any voluntary fee waiver)
     were 0.96%; Class Z and total net assets of the Fund were (in millions) $551.

                                                                    INCEPTION
                                                                     DATE(7)          1 YEAR           5 YEARS         10 YEARS
Liberty Select Value Fund Class Z(8) (%)                             2/8/01
  Return Before Taxes                                                                  2.50             14.60            14.59
  Return After Taxes on Distributions                                                  2.33             12.42            11.74
  Return After Taxes on Distributions and Sale of Fund Shares                          1.57             11.54            11.13
-------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                                               n/a            -0.62             16.11            15.01

 (7) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the Class Z shares would have been higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on July 21, 1949 and Class Z shares were initially offered on February 8, 2001.

 (8) The Fund's Class Z share total annual fund operating expenses at October 31, 2001 were 0.99%; Class Z and total net assets of the Fund were (in millions) $417 and $1,163, respectively.

                                                                    INCEPTION
                                                                     DATE(9)          1 YEAR           5 YEARS         10 YEARS
Liberty Federal Securities Fund, Class Z(10) (%)                     1/11/99
  Return Before Taxes                                                                   7.00            6.73             6.59
  Return After Taxes on Distributions                                                   4.56            4.06             3.80
  Return After Taxes on Distributions and Sale of Fund Shares                           4.23            4.04             3.88
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S. Government Bond Index (%)            n/a             10.47            6.18             7.19

 (9) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on March 30, 1984, and
     Class Z shares were initially offered on January 11, 1999.

(10) The Fund's Class Z share total annual fund operating expenses at August 31, 2001 were 0.90%; Class Z and total net assets of the Fund were $18,000 and (in millions) $638, respectively.

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS
Liberty Intermediate Bond Fund, Class Z(11) (%)                      12/5/78
  Return Before Taxes                                                                  9.18             7.33             7.14
  Return After Taxes on Distributions                                                  6.35             4.51             4.28
  Return After Taxes on Distributions and Sale of Fund Shares                          5.55             4.45             4.29
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (%)                               n/a             8.44             7.43             7.23

(11) The Fund's Class Z share total annual fund operating expenses at June 30, 2002 were 0.79%; Class Z and total net assets of the Fund were (in millions) $730 and $802, respectively.

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           5 YEARS         THE FUND
Columbia High Yield Fund(12) (%)                                     10/1/93
  Return Before Taxes                                                                  6.63             6.46             7.28
  Return After Taxes on Distributions                                                  3.49             2.98             3.78
  Return After Taxes on Distributions and Sale of Fund Shares                          4.00             3.44             4.06
-------------------------------------------------------------------------------------------------------------------------------
Salomon BB Index (%)                                                   n/a            13.48             7.79             8.41
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. High Yield, Cash Pay Index (%)                      n/a             6.20             3.95             6.24
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Intermediate BB Index (%)                                n/a             9.99             6.29             7.20

(12) The Fund's total annual fund operating expenses at December 31, 2001 were 0.85%; net assets of the Fund were (in millions)
     $239.

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NOTES
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

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

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about the Fund's investments will be published in the Fund's semiannual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o Columbia Thermostat Fund

-----------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com

                                                              143-01/649M-0103

                            Columbia Thermostat Fund
                                 Class Z Shares

                         Supplement to Prospectus dated
                          September 25, 2002, Replacing
                        Supplement dated October 21, 2002


The following text replaces the description of the Liberty Growth Stock Fund, Class Z and Liberty Select Value Fund, Class Z, on page 6, and of the Federal Securities Fund, Class Z, on page 7, of the Fund's prospectus:

Growth Stock Fund seeks long-term growth.

Growth Stock Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization stocks. These are stocks of companies that have market capitalizations similar in size to those companies in the Russell 1000 Growth Index. As of December 31, 2002, that index included companies with capitalizations between approximately $193 million and $276 billion.

The Fund's investments are diversified among industries and market sectors including, but not limited to, technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the Fund's investment advisor considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

Select Fund seeks long-term growth.

The Fund invests, under normal market conditions, primarily in middle capitalization stocks. These are stocks of mid-size companies that have market capitalizations similar in size to those companies in the Russell MidcapTM Value Index. As of September 30, 2002, that index included companies with capitalizations between approximately $224 million and $11 billion.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

Federal Securities Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Under normal market conditions, Federal Securities Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by private entities. These securities must be rated investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings, Inc. ("Fitch"). The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non- governmental issuers based on the investment advisor's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the advisor considers a security's expected income together with its potential to rise or fall in price.

Federal Securities Fund generally maintains a duration of greater than three years and less than 10 years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The advisor may vary the Fund's duration depending on its forecast of interest rates and market conditions (for example, when interest rates are expected to increase, the advisor may shorten the duration, and vice versa).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


                                                               February 10, 2003

                               LIBERTY ACORN TRUST

                      Supplement dated February 10, 2003 to
                       Statement of Additional Information
                            dated September 25, 2002


         Effective immediately, on page 53 of the Statement of Additional Information in the section entitled "Programs for Reducing or Eliminating Sales Charges," a new paragraph under the sub-heading "Privileges of Certain Shareholders" has been inserted between the sub-heading "Privileges of Employees or Financial Service Firms" and the sub-heading "Sponsored Arrangements" as follows:


         Privileges of Certain Shareholders. Any shareholder who purchases Class D shares of any fund distributed by LFD through a financial adviser firm that is a party to a dealer agreement or other sales arrangement with LFD that provides for such purchases, may purchase Class D shares of the Fund at NAV. A CDSC may apply if these shares are sold within 12 months of purchase. The financial adviser firm receives a 1% initial commission on sales of Class D shares at NAV.